UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

March 31, 2008

1.814634.103

MIS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.9%
	Principal Amount	Value
Alabama - 0.3%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.38%, VRDN (a)(b)	$ 3,800,000	$ 3,800,000
Arizona - 0.4%
Mesa Muni. Dev. Corp. Bonds Series 1996 A, 1.4% tender 4/3/08, LOC WestLB AG, CP mode	4,450,000	4,450,000
District Of Columbia - 0.3%
District of Columbia Gen. Oblig. Series B, 2.2% (FSA Insured), VRDN (a)	2,985,000	2,985,000
Florida - 0.2%
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 B, 2.09%, VRDN (a)	2,100,000	2,100,000
Illinois - 0.2%
Chicago Board of Ed. Series 2000 C, 2.1% (FSA Insured), VRDN (a)	2,900,000	2,900,000
Indiana - 0.1%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 2.1%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Series 2002 D, 1.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,140,000	2,140,000
Maryland - 0.8%
Maryland Cmnty. Dev. Administration Dept. of Hsg. Participating VRDN Series LB 07 P26W, 2.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,405,000	5,405,000
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 2.1%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,600,000	3,600,000
		9,005,000
Michigan - 86.2%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.26%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Detroit City School District Participating VRDN Series PA 997, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Detroit Econ. Dev. Corp. Rev.:
(Michigan Opera Theatre Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
(Waterfront Reclamation & Casino Dev. Proj.) Series 1999 B, 2.1%, LOC Bank of America NA, VRDN (a)	1,070,000	1,070,000
Detroit Gen. Oblig. Bonds:
Series A, 5% 4/1/08 (FSA Insured)	11,775,000	11,775,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Gen. Oblig. Bonds: - continued
5.5% 4/1/08 (FSA Insured) (Escrowed to Maturity) (b)(c)	$ 1,195,000	$ 1,195,000
Detroit Swr. Disp. Rev.:
Bonds Series C, 5% 7/1/08 (MBIA Insured)	1,015,000	1,018,181
Participating VRDN:
Series EGL 06 127, 2.28% (Liquidity Facility Citibank NA) (a)(d)	11,200,000	11,200,000
Series EGL 72005001 Class A, 2.58% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	11,365,000	11,365,000
Series GS 06 100 TP, 2.27% (Liquidity Facility DEPFA BANK PLC) (a)(d)	1,200,000	1,200,000
Series Merlots 08 C09, 2.25% (Liquidity Facility Wachovia Bank NA) (a)(d)	11,100,000	11,100,000
Series MT 324 2.24% (Liquidity Facility DEPFA BANK PLC) (a)(d)	14,670,000	14,670,000
Series PA 1183, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000,000	6,000,000
Series PT 2595, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,960,000	5,960,000
Series Putters 3756, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	980,000	980,000
Series 2001 C1, 2.25% (FSA Insured), VRDN (a)	14,150,000	14,150,000
Series B, 1.35% (FSA Insured), VRDN (a)	28,870,000	28,870,000
Detroit Wtr. Supply Sys. Participating VRDN Series LB 07 P25W, 2.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	11,300,000	11,300,000
Detroit Wtr. Supply Sys. Rev.:
Participating VRDN:
Series PT 2587, 2.33% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	6,420,000	6,420,000
Series PT 3903, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Series ROC II R 11172, 2.29% (Liquidity Facility Citibank NA) (a)(d)	7,560,000	7,560,000
Series B, 2.1% (FSA Insured), VRDN (a)	3,000,000	3,000,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 2.12% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 2.24% tender 12/6/08 (Liquidity Facility Bank of America NA) (a)(d)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 2.4%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 2.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	$ 7,000,000	$ 7,000,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.95%, LOC RBS Citizens NA, VRDN (a)	5,600,000	5,600,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 2.25%, LOC Comerica Bank, Detroit, VRDN (a)	2,130,000	2,130,000
Holt Pub. Schools 2.15% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	21,155,000	21,155,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 2.23%, VRDN (a)	14,000,000	14,000,000
Kalamazoo Gen. Oblig. TAN 3.5% 12/1/08	6,000,000	6,025,783
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev.:
Bonds (Bronson Methodist Hosp. Proj.) 5.5% 5/15/28 (Pre-Refunded to 5/15/08 @ 101) (c)	9,575,000	9,690,513
(Bronson Methodist Hosp. Proj.) 2.05% (FSA Insured), VRDN (a)	12,800,000	12,800,000
Kent County Arpt. Rev. Participating VRDN:
Series DB 516, 2.27% (Liquidity Facility Deutsche Bank AG) (a)(d)	4,375,000	4,375,000
Series Putters 2200, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,600,000	1,600,000
L'Anse Creuse Pub. Schools Participating VRDN Series ROC II R 12177, 2.28% (Liquidity Facility Bank of New York, New York) (a)(d)	3,750,000	3,750,000
Lakeview Pub. School District Participating VRDN Series Putters 2423, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,995,000	6,995,000
Lakeview School District Calhoun County Series B, 2.15% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	13,235,000	13,235,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 10/15/08 (FSA Insured)	4,150,000	4,187,035
Participating VRDN:
Series EGL 06 0142, 2.28% (Liquidity Facility Citibank NA) (a)(d)	11,300,000	11,300,000
Series EGL 06 156, 2.28% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series PT 1954, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,465,000	8,465,000
Series PT 2177, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,055,000	6,055,000
Series Putters 1481, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,345,000	4,345,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 2111, 2.27% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,120,000	$ 5,120,000
Series ROC II R 4551, 2.27% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,935,000	2,935,000
(Facilities Prog.) Series 2005 IIA, 2.15%, LOC DEPFA BANK PLC, VRDN (a)	8,320,000	8,320,000
Series I, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)	14,500,000	14,500,000
Michigan Comprehensive Trans. Rev. Bonds Series A, 5.25% 5/15/08 (FSA Insured)	6,500,000	6,512,157
Michigan Ctfs. of Prtn. Bonds 5.25% 9/1/08 (Escrowed to Maturity) (c)	5,160,000	5,198,578
Michigan Gen. Oblig.:
Bonds (Clean Michigan Initiative Prog.) Series 2001, 5% 11/1/08	3,820,000	3,859,156
Participating VRDN:
Series MT 494, 2.24% (Liquidity Facility KBC Bank NV) (a)(d)	9,400,000	9,400,000
Series Putters 2099, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,015,000	2,015,000
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	10,100,000	10,152,437
Michigan Higher Ed. Student Ln. Auth. Rev. Participating VRDN Series LB 08 F104W, 2.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	3,000,000	3,000,000
Michigan Hosp. Fin. Auth. Rev.:
(Health Care Equip. Ln. Prog.):
Series B, 2.3%, LOC LaSalle Bank Midwest NA, VRDN (a)	2,200,000	2,200,000
Series C, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Healthcare Equip. Ln. Prog.) Series 2008 C, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Henry Ford Health Sys. Proj.):
Series 2006 C, 2.07%, LOC Charter One Bank NA, VRDN (a)	11,390,000	11,390,000
Series 2007, 2.07%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series B, 2.07%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,770,000	3,770,000
(Hosp. Equip. Ln. Prog.) Series B, 2.3%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
(Munising Memorial Hosp. Assoc. Proj.) 2.26%, LOC Banco Santander SA, VRDN (a)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.) Series F, 1.25% (Liquidity Facility Bank of America NA), VRDN (a)	$ 25,600,000	$ 25,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 2.3% tender 5/19/08, LOC Landesbank Hessen-Thuringen, CP mode (b)	1,700,000	1,700,000
(Hunt Club Apts. Proj.) 2.35%, LOC Fannie Mae, VRDN (a)(b)	6,720,000	6,720,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 5.5% (MBIA Insured), VRDN (a)(b)	2,280,000	2,280,000
Series 2002 A, 5% (MBIA Insured), VRDN (a)(b)	2,100,000	2,100,000
Series 2005 A, 1.95% (FSA Insured), VRDN (a)(b)	11,000,000	11,000,000
Series 2006 A, 1.36% (FSA Insured), VRDN (a)(b)	10,175,000	10,175,000
Series 2006 C, 1.36% (FSA Insured), VRDN (a)(b)	990,000	990,000
Series 2007 A, 1.36% (FSA Insured), VRDN (a)(b)	10,600,000	10,600,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 2.35% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Series 2002 A, 2.35% (MBIA Insured), VRDN (a)(b)	12,525,000	12,525,000
Series 2006 B, 2.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	7,200,000	7,200,000
Series 2006 C, 2.13% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	12,150,000	12,150,000
Series 2007 B, 2.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	11,600,000	11,600,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 2.24% (Liquidity Facility Bank of America NA) (a)(d)	4,995,000	4,995,000
Series MS 718, 2.16% (Liquidity Facility Morgan Stanley) (a)(d)	6,063,500	6,063,500
Series MT 287, 2.24% (Liquidity Facility DEPFA BANK PLC) (a)(d)	7,000,000	7,000,000
Series ROC II R 8510, 2.24% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,810,000	7,810,000
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	9,300,000	9,328,304
Michigan Pub. Edl. Facilities Auth. Rev. RAN Series B, 4.5% 8/22/08, LOC Bank of New York, New York	3,945,000	3,957,334
Michigan South Central Pwr. Agcy. Supply Sys. Rev. Bonds 5% 11/1/08 (AMBAC Insured)	7,895,000	7,966,782
Michigan State Univ. Revs.:
Series 1998 A2, 1.95% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	21,250,000	21,250,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan State Univ. Revs.: - continued
Series 2000 A:
2.08% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	$ 2,235,000	$ 2,235,000
2.08% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	5,485,000	5,485,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 2.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,530,000	1,530,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series A1, 2.85% tender 4/2/08, CP mode (b)	5,650,000	5,650,000
(BC&C Proj.) 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 2.36%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	400,000	400,000
(Bosal Ind. Proj.) Series 1998, 2.25%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,500,000	1,500,000
(Consumers Energy Co. Proj.) 2.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,700,000	5,700,000
(Conti Properties LLC Proj.) Series 1997, 2.5%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,020,000	2,020,000
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 1.3%, LOC LaSalle Bank Midwest NA, VRDN (a)	6,405,000	6,405,000
(Doss Ind. Dev. Co. Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
(Dow Chemical Co. Proj.) 2.8%, VRDN (a)	5,400,000	5,400,000
(Fintex LLC Proj.) Series 2000, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,065,000	1,065,000
(Future Fence Co. Proj.) 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,100,000	2,100,000
(Holland Home Oblig. Group Proj.) 2.46%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 2.25%, LOC LaSalle Bank NA, VRDN (a)(b)	3,360,000	3,360,000
(John H. Dekker & Sons Proj.) Series 1998, 2.51%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	745,000	745,000
(K&M Engineering, Inc. Proj.) 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,150,000	1,150,000
(LPB LLC Proj.) 3.55%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,800,000	1,800,000
(Majestic Ind., Inc. Proj.) 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,515,000	1,515,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(MANS Proj.) Series A, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 145,000	$ 145,000
(Mid-American Products, Inc. Proj.) Series 1998 2.25%, LOC Comerica Bank, Detroit, VRDN (a)(b)	970,000	970,000
(PBL Enterprises, Inc. Proj.) Series 1997, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,530,000	1,530,000
(Pioneer Laboratories, Inc. Proj.) 2.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
(S&S LLC Proj.) Series 2000, 2.58%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	1,505,000	1,505,000
(SBC Ventures LLC Proj.) 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,705,000	3,705,000
(TEI Invts. LLC Proj.) Series 1997, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	400,000	400,000
(Temperance Enterprise Proj.) Series 1996, 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,120,000	1,120,000
(The Spiratex Co. Proj.) Series 1994, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
(The Van Andel Research Institute Proj.) Series 1999, 2.25%, LOC LaSalle Bank Midwest NA, VRDN (a)	19,400,000	19,400,000
(Trilan LLC Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,200,000	3,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 2.2%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	2,590,000	2,590,000
(Windcrest Properties LLC Proj.) 2.5%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,200,000	3,200,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 2.26%, LOC JPMorgan Chase Bank, VRDN (a)	11,975,000	11,975,000
(YMCA Metropolitan Lansing Proj.) 2.25%, LOC LaSalle Bank Midwest NA, VRDN (a)	4,700,000	4,700,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 2.08%, LOC KBC Bank NV, VRDN (a)	3,025,000	3,025,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 2.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 2.2%, LOC Barclays Bank PLC, VRDN (a)(b)	16,208,000	16,208,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 2.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 2.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series U, 2% (AMBAC Insured), VRDN (a)	$ 3,050,000	$ 3,050,000
Saline Area Schools 2.15% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	35,200,000	35,200,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 2.26%, LOC Comerica Bank, Detroit, VRDN (a)	11,555,000	11,555,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R 7521, 2.29% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,630,000	2,630,000
Univ. of Michigan Univ. Rev.:
(Med. Svc. Plan Proj.) Series 1995 A, 1.75%, VRDN (a)	3,800,000	3,800,000
(Univ. of Michigan Hosp. Proj.) Series 1995 A, 1.75%, VRDN (a)	1,000,000	1,000,000
Series 2007 A, 1.45%, VRDN (a)	8,435,000	8,435,000
Series 2008 A, 1.15%, VRDN (a)	10,400,000	10,400,000
Series 2008 B, 1.95%, VRDN (a)	13,200,000	13,200,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 2.26%, LOC KBC Bank NV, VRDN (a)	6,400,000	6,400,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 07 0017, 2.66% (Liquidity Facility Citibank NA) (a)(b)(d)	6,000,000	6,000,000
Series EGL 07 0083, 2.34% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	7,320,000	7,320,000
Series MT 115, 2.26% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	4,495,000	4,495,000
Series ROC II R 12175, 2.68% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	11,200,000	11,200,000
Wayne State Univ. Revs. Participating VRDN:
Series LB 08 F25W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	20,000,000	20,000,000
Series LB 08 F54W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	11,100,000	11,100,000
Series Putters 2664, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,580,000	3,580,000
Western Michigan Univ. Rev. Participating VRDN:
Series LB 08 F43W, 2.35% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev. Participating VRDN: - continued
Series LB 08 F74W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 11,200,000	$ 11,200,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 2.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	14,935,000	14,935,000
		980,297,760
Minnesota - 0.9%
Univ. of Minnesota Series 2001 C, 2.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,240,000	10,240,000
New York - 0.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 1.8% (Liquidity Facility Bank of America NA), VRDN (a)	1,025,000	1,025,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B4, 2.05% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	4,200,000	4,200,000
		5,225,000
North Carolina - 0.6%
Fayetteville Pub. Works Commission 2.05% (FSA Insured), VRDN (a)	2,695,000	2,695,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1992 A, 1.6%, VRDN (a)	3,600,000	3,600,000
North Carolina Med. Care Commission Hosp. Rev. (Lexington Memorial Hosp. Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)	1,040,000	1,040,000
		7,335,000
Oregon - 0.5%
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 1.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,610,000	5,610,000
Pennsylvania - 0.2%
Harrisburg Auth. Wtr. Rev. Series 2002 B, 2.26% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Puerto Rico - 3.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 2.27% (Liquidity Facility Citigroup, Inc.) (a)(d)	8,500,000	8,500,000
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	14,100,000	14,138,505
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series BA 07 325, 2.22% (Liquidity Facility Bank of America NA) (a)(d)	$ 3,500,000	$ 3,500,000
Series DCL 08 7, 2.26% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	2,205,000	2,205,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 778R, 2.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,890,000	6,890,000
		35,233,505
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Belmont Univ. Proj.) 2.08%, LOC SunTrust Banks, Inc., VRDN (a)	1,100,000	1,100,000
Texas - 0.7%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 2.3%, LOC Citibank NA, VRDN (a)(b)	1,800,000	1,800,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. 1.17% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	1,225,000	1,225,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2000, 1% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,500,000	1,500,000
Harris County Health Facilities Dev. Corp. Rev. (YMCA of Greater Houston Proj.) 1.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 1.17%, VRDN (a)(b)	1,780,000	1,780,000
		7,505,000
Virginia - 0.4%
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 1.9%, LOC SunTrust Banks, Inc., VRDN (a)	2,200,000	2,200,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 A, 2%, VRDN (a)	2,200,000	2,200,000
		4,400,000
Washington - 0.2%
Seattle Wtr. Sys. Rev. Series 1985, 1.8%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 1.17%, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $1,091,026,265)		1,091,026,265
NET OTHER ASSETS - 4.1%		46,461,679
NET ASSETS - 100%		$ 1,137,487,944
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,091,026,265	$ -	$ 1,091,026,265	$ -
Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,091,026,265.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

March 31, 2008

1.814643.103

OFS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.4%
	Principal Amount	Value
Illinois - 0.3%
Chicago Gen. Oblig. Series 2005 D, 2.21% (FSA Insured), VRDN (a)	$ 2,900,000	$ 2,900,000
Missouri - 0.2%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.95%, VRDN (a)	2,550,000	2,550,000
Ohio - 95.7%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 1.3%, LOC JPMorgan Chase Bank, VRDN (a)	17,050,000	17,050,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 1.15%, tender 8/15/08 (a)	7,276,000	7,276,000
Series 2008 A, 2.55% 4/4/08, LOC JPMorgan Chase Bank, CP	12,000,000	12,000,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 2.36%, LOC KeyBank NA, VRDN (a)(b)	1,430,000	1,430,000
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 2.31%, LOC Nat'l. City Bank Cleveland, VRDN (a)	12,640,000	12,640,000
Buckeye Tobacco Settlement Fing. Auth. Participating VRDN:
Series MS 2142, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	13,000,000	13,000,000
Series MS 2251, 2.31% (Liquidity Facility Morgan Stanley) (a)(d)	11,500,000	11,500,000
Butler County Gen. Oblig. BAN:
4.05% 9/7/08	3,650,000	3,657,505
4.25% 8/7/08	4,135,000	4,142,101
Butler County Health Facilities Rev. (LifeSphere Proj.) 2.07%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,325,000	7,325,000
Clark County Gen. Oblig. BAN 4% 5/8/08	1,000,000	1,000,272
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 2.36%, LOC KeyBank NA, VRDN (a)(b)	1,195,000	1,195,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series DB 570, 2.27% (Liquidity Facility Deutsche Bank AG) (a)(d)	1,355,000	1,355,000
Cleveland Wtrwks. Rev. Series M, 1.95% (FSA Insured), VRDN (a)	4,000,000	4,000,000
Cleveland-Cuyahoga County Port Auth. Rev.:
(Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 2.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,200,000	2,200,000
(Euclid/93rd Garage & Office LLC Proj.) Series 2003, 2.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,095,000	1,095,000
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 2.13%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/18/08	2,180,000	2,187,450
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District:
Participating VRDN Series 1488, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,330,000	$ 3,330,000
BAN 3.75% 12/11/08	4,000,000	4,016,133
Columbus Gen. Oblig.:
Participating VRDN Series Putters 162, 2.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,130,000	5,130,000
(San. Swr. Proj.) Series 2006 1, 1.78%, VRDN (a)	11,000,000	11,000,000
Series 1995 1, 2.03% (Liquidity Facility WestLB AG), VRDN (a)	2,300,000	2,300,000
Series 1996 1, 2.03% (Liquidity Facility WestLB AG), VRDN (a)	1,055,000	1,055,000
Columbus Swr. Rev.:
Participating VRDN:
Series BBT 08 5, 2.16% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,280,000	5,280,000
Series Putters 2456, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400,000	1,400,000
Series 2008 B, 1.78%, VRDN (a)	11,120,000	11,120,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 2.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,870,000	4,870,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 2.55%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	3,305,000	3,305,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 2.29%, LOC KeyBank NA, VRDN (a)	4,180,000	4,180,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 2.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,880,000	12,880,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	915,000	915,000
(Pubco Corp. Proj.) Series 2001, 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,885,000	1,885,000
(The Great Lakes Brewing Co. Proj.) 2.7%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	7,435,000	7,435,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 1.3%, VRDN (a)	7,100,000	7,100,000
Cuyahoga Falls Gen. Oblig. BAN 3.75% 12/11/08	8,000,000	8,022,547
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 2.29%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,755,000	6,755,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 2.26% (Deutsche Post AG Guaranteed), VRDN (a)(b)	$ 10,000,000	$ 10,000,000
Series 2007 B, 2.26% (Deutsche Post AG Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Series 2007 C, 2.26% (Deutsche Post AG Guaranteed), VRDN (a)(b)	39,000,000	38,999,999
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,155,000	3,155,000
Delaware Gen. Oblig. BAN:
3.75% 12/11/08	15,000,000	15,048,358
4% 5/8/08	9,900,000	9,903,181
Dublin City School District BAN 4% 10/16/08	2,627,623	2,635,283
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) 4.5% (AMBAC Insured), VRDN (a)	12,200,000	12,200,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 2.07%, LOC Citibank NA, VRDN (a)	4,000,000	4,000,000
Series C, 2.07%, LOC Citibank NA, VRDN (a)	2,760,000	2,760,000
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 2.17%, LOC Fannie Mae, VRDN (a)(b)	4,350,000	4,350,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 1.27%, LOC KeyBank NA, VRDN (a)	6,500,000	6,500,000
Series 2007B, 1.27%, LOC KeyBank NA, VRDN (a)	23,500,000	23,500,000
Hamilton City School District Participating VRDN Series Putters 1766, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,245,000	4,245,000
Hamilton County Health Care Facilities Rev. 2.17%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,855,000	3,855,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 2.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,300,000	1,300,000
Series 2000, 2.21%, LOC JPMorgan Chase Bank, VRDN (a)	3,720,000	3,720,000
Series M, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Series 2002 A, 2.2%, LOC JPMorgan Chase Bank, VRDN (a)	16,085,000	16,085,000
Hamilton County Sales Tax Rev. Participating VRDN Series Putters 2555, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,415,000	16,415,000
Hamilton Gen. Oblig. BAN 4% 9/11/08	12,960,000	12,973,909
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Huron County Hosp. Facilities Rev. (Fisher-Titus Med. Ctr. Proj.) Series 2003 A, 2.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	$ 2,165,000	$ 2,165,000
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 2.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,870,000	7,870,000
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	2,130,000	2,130,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 2.25%, LOC JPMorgan Chase Bank, VRDN (a)	12,200,000	12,200,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 2.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	660,000	660,000
(Norshar Co. Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,610,000	2,610,000
Lancaster BAN 2.625% 9/26/08	4,592,000	4,602,395
Lebanon Gen. Oblig. BAN 4.25% 5/30/08	5,270,000	5,274,677
Lorain County Gen. Oblig. BAN 4.5% 8/15/08	2,200,000	2,206,140
Lucas County Multi-family Rev. (Lakewoods Proj.) 2.36%, LOC KeyBank NA, VRDN (a)(b)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 4.125% 6/5/08	7,670,000	7,675,846
Mason City School District BAN 2.75% 2/5/09	3,750,000	3,773,346
Mason Gen. Oblig. BAN 3% 3/12/09	2,600,000	2,618,014
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 2.31%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,000,000	4,000,000
Maumee Gen. Oblig. BAN:
Series 2005, 3.25% 12/1/08	4,706,300	4,724,772
Series 2008 A, 3.25% 12/1/08	2,643,200	2,653,574
Series 2008 B, 3.25% 12/1/08	2,407,000	2,416,447
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,230,000	1,230,000
Milford Exempt Village School District Participating VRDN Series Putters 2471, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Montgomery County Hosp. Rev. (Kettering Med. Ctr., Inc. Proj.):
Series 2008 A, 1.83% (FSA Insured), VRDN (a)	1,000,000	1,000,000
Series 2008 B, 1.83% (FSA Insured), VRDN (a)	2,140,000	2,140,000
Montgomery County Health Care Facilities Rev. (Eastway Corp. & Property Resource Proj.) Series 1997, 2.56%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	2,415,000	2,415,000
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series B2, 2.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,315,000	6,315,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Putters 1887, 2.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 11,160,000	$ 11,160,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series LB 08 F22W, 1.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	15,800,000	15,800,000
(AK Steel Corp. Proj.) Series A, 2.28%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
1.4%, LOC Cr. Lyonnais SA, VRDN (a)(b)	12,100,000	12,100,000
2.4%, VRDN (a)	11,000,000	11,000,000
(FirstEnergy Corp. Proj.) Series A, 2%, LOC Barclays Bank PLC, VRDN (a)(b)	8,000,000	8,000,000
(Ohio Edison Co. Proj.) Series 2000 C, 1.35%, LOC Wachovia Bank NA, VRDN (a)	12,500,000	12,500,000
(Timken Co. Proj.) Series 2001, 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,050,000	1,050,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/08 (FSA Insured)	3,000,000	3,028,380
(Adult Correctional Bldg. Fund Prog.) Series A, 4.9% 10/1/08	4,370,000	4,400,826
Ohio Gen. Oblig.:
Bonds:
(Higher Ed. Cap. Facilities Proj.) Series A, 5% 6/1/08	5,500,000	5,513,317
(Hwy. Cap. Impt. Proj.) Series G, 5% 5/1/08	5,000,000	5,006,436
(Hwy. Cap. Impts. Buckeye Savers Prog.) Series K, 4% 5/1/08	1,450,000	1,450,381
(Infrastructure Impt. Proj.) Series A, 5% 8/1/08	4,750,000	4,773,125
(Third Frontier Research and Dev. Proj.) Series 2006 A, 4% 5/1/09	3,600,000	3,692,376
Participating VRDN:
Series PT 1831, 2.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,315,000	5,315,000
Series PT 2046, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,745,000	6,745,000
Series Putters 1295, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,900,000	1,900,000
Series Putters 2547, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,275,000	1,275,000
(Common Schools Proj.):
Series 2005 A, 1.95%, VRDN (a)	9,630,000	9,630,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(Common Schools Proj.):
Series 2006 B, 1.95%, VRDN (a)	$ 1,000,000	$ 1,000,000
(Infrastructure Impt. Proj.) Series 2003 B, 1.9%, VRDN (a)	12,000,000	12,000,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (John Carroll Univ. Proj.) 5.85% 4/1/20 (Pre-Refunded to 4/1/09 @ 102) (c)	2,875,000	3,034,177
(Ashland Univ. Proj.) 2.26%, LOC KeyBank NA, VRDN (a)	16,030,000	16,030,000
(Cap. Univ. Proj.) 2.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	12,900,000	12,900,000
(Pooled Fing. Prog.):
Series 1996, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,200,000	1,200,000
Series 1997, 3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,290,000	5,290,000
Series 1998, 3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,205,000	5,205,000
Series 1999, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,530,000	7,530,000
Series A, 3.5%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,070,000	1,070,000
(Univ. of Northwestern Ohio Proj.) 2.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	9,750,000	9,750,000
(Xavier Univ. Proj.) 2.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,400,000	1,400,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 2.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	4,959,000	4,959,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 2.27% (Liquidity Facility Bank of America NA) (a)(b)(d)	2,475,000	2,475,000
Series LB 03 L46J, 2.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	3,515,000	3,515,000
Series Merlots 00 A1, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,180,000	2,180,000
Series Merlots 01 A78, 2.3% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	1,165,000	1,165,000
Series Merlots 02 A34, 2.3% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	820,000	820,000
Series Merlots 05 A16, 2.3% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	3,790,000	3,790,000
Series Merlots 06 A2, 2.3% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	7,880,000	7,880,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 07 C89, 2.3% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	$ 6,840,000	$ 6,840,000
Series PT 228, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,515,000	2,515,000
Series PT 582, 2.25% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	6,665,000	6,665,000
Series Putters 1334, 2.56% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	9,785,000	9,785,000
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 2.2% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,000,000	6,000,000
Series B, 2.15% (Liquidity Facility Citibank NA), VRDN (a)(b)	22,000,000	22,000,000
Series B, 2.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,990,000	11,990,000
Series F, 2.15% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,000,000	4,000,000
Series H, 2.15% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	27,630,000	27,624,803
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.35%, LOC Charter One Bank NA, VRDN (a)(b)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 2.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	460,000	460,000
Series C, 2.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	175,000	175,000
Series D, 2.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	175,000	175,000
(Pine Crossing Apts. Proj.) 2.2%, LOC LaSalle Bank NA, VRDN (a)(b)	5,670,000	5,670,000
(Wingate at Belle Meadows Proj.) 2.15%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,700,000	8,700,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Participating VRDN:
Series Putters 1549, 2.56% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,530,000	7,530,000
Series Putters PA 1422R, 2.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,500,000	9,500,000
Series 06N, 1.95% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	11,800,000	11,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 I, 2.15% (Liquidity Facility Citibank NA), VRDN (a)(b)	$ 8,000,000	$ 8,000,000
Series 2006 J, 2.15% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,000,000	12,000,000
Series 2007 J, 2.2% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	9,100,000	9,100,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 1.35% (BP PLC Guaranteed), VRDN (a)(b)	1,900,000	1,900,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 1.35%, VRDN (a)(b)	32,700,000	32,700,000
Series 2000, 1.35% (BP PLC Guaranteed), VRDN (a)(b)	9,475,000	9,475,000
1.35% (BP PLC Guaranteed), VRDN (a)(b)	6,200,000	6,200,000
(BP Products NA, Inc. Proj.):
Series B, 1.35% (BP PLC Guaranteed), VRDN (a)(b)	6,800,000	6,800,000
1.35% (BP PLC Guaranteed), VRDN (a)(b)	12,050,000	12,050,000
(Republic Svcs., Inc. Proj.) 2.65%, VRDN (a)(b)	7,700,000	7,700,000
Ohio State Univ. Gen. Receipts:
Participating VRDN Series Putters 2548, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,725,000	1,725,000
Series 2005 B, 1.95%, VRDN (a)	3,600,000	3,600,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series LB 08 F32W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,995,000	6,995,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 2.17%, LOC Bank of America NA, VRDN (a)(b)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A:
1.15%, LOC Barclays Bank PLC, VRDN (a)	5,200,000	5,200,000
2%, LOC Barclays Bank PLC, VRDN (a)(b)	7,500,000	7,500,000
Series A, 2.26%, LOC Barclays Bank PLC, VRDN (a)(b)	11,600,000	11,600,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series PT 3649, 2.23% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	10,015,000	10,015,000
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4% 11/6/08	1,165,000	1,168,028
4% 11/6/08	2,753,000	2,760,155
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,610,000	1,610,000
Powell Gen. Oblig. BAN 4.5% 4/24/08	3,400,000	3,401,772
Richland County Gen. Oblig. BAN Series C, 4.5% 7/30/08	4,000,000	4,009,113
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Richland County Health Care Facilities Rev.:
(Mansfield Memorial Homes Proj.) Series 2002, 2.31%, LOC KeyBank NA, VRDN (a)	$ 4,330,000	$ 4,330,000
(Wesleyan Sr. Living Proj.) Series 2004 A, 2.08%, LOC JPMorgan Chase Bank, VRDN (a)	3,255,000	3,255,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,095,000	2,095,000
Shaker Heights Gen. Oblig. Bonds 3.75% 10/31/08	6,845,000	6,855,756
St. Marys City School District BAN 3.75% 6/10/08	3,660,000	3,664,615
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 2.36%, LOC KeyBank NA, VRDN (a)(b)	1,680,000	1,680,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 2.29%, LOC KeyBank NA, VRDN (a)	4,350,000	4,350,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
Series 1997, 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,875,000	1,875,000
Series 2000, 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,200,000	1,200,000
(Kaiser Dev. Proj.) 3.6%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	540,000	540,000
(Triumph Hldgs. Proj.) 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,000,000	1,000,000
Sylvania Gen. Oblig. BAN 4% 4/17/08	4,500,000	4,500,702
Toledo Gen. Oblig. BAN 3.8% 5/29/08	10,770,000	10,775,009
Trumbull County BAN Series A, 2.625% 9/26/08	7,770,000	7,791,347
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts BAN Series A, 3.25% 1/14/09	11,000,000	11,043,798
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 2.45%, LOC Nat'l. City Bank Cleveland, VRDN (a)	4,385,000	4,385,000
West Chester Township Gen. Oblig. BAN 4.125% 4/2/08	5,000,000	5,000,068
West Clermont Local School District BAN:
3.5% 8/5/08	7,500,000	7,518,336
4% 8/5/08	6,000,000	6,017,170
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,685,000	1,685,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Wood County Indl. Dev. Rev.: - continued
(Dowa THT America, Inc. Proj.) Series 1999, 2.25%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 3,585,000	$ 3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
		1,167,776,639
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series DCL 08 008, 2.26% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,000,000	11,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series MS 08 2389, 2.27% (Liquidity Facility Morgan Stanley) (a)(d)	3,730,000	3,730,000
		14,730,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,187,956,639)		1,187,956,639
NET OTHER ASSETS - 2.6%		31,900,918
NET ASSETS - 100%		$ 1,219,857,557
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,187,956,639	$ -	$ 1,187,956,639	$ -
Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,187,956,639.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

March 31, 2008

1.814638.103

PFR-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount	Value
Nevada - 0.2%
Las Vegas Gen. Oblig. 1%, LOC Lloyds TSB Bank PLC, VRDN (a)	$ 1,394,000	$ 1,394,000
New Jersey/Pennsylvania - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 1.3% (Liquidity Facility Societe Generale) (a)(d)	2,045,000	2,045,000
Pennsylvania - 95.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.26%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,300,000	5,300,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series MT 508, 2.26% (Liquidity Facility DEPFA BANK PLC) (a)(b)(d)	15,405,000	15,405,000
Series MT 518, 2.26% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	14,120,000	14,120,000
Series PT 3965, 2.26% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	10,785,000	10,785,000
Series Putters 3743, 2.26% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	3,175,000	3,175,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series A:
4% 9/1/08	7,600,000	7,654,681
4% 3/1/09	3,000,000	3,048,829
(South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (a)	6,200,000	6,200,000
Participating VRDN Series LB 07 P59W, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,975,000	4,975,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 2.7%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,300,000	1,300,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 3.8%, tender 1/1/09, LOC PNC Bank NA, Pittsburgh (a)	2,375,000	2,375,000
(Doren, Inc. Proj.) Series 1997 C, 2.7%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	900,000	900,000
(R.I. Lampus Co. Proj.) Series 1997 A, 2.65%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,700,000	1,700,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 2.14%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,190,000	1,190,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(UPMC Children's Hosp. Proj.) Series 2004 A, 2.07%, VRDN (a)	$ 3,500,000	$ 3,500,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) 2.13%, LOC Wachovia Bank NA, VRDN (a)	3,350,000	3,350,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 2.05%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Bethlehem Area School District 2.25% (FSA Insured), VRDN (a)	9,050,000	9,050,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 2.38%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 2.2%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 2.25%, LOC Wachovia Bank NA, VRDN (a)(b)	1,960,000	1,960,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 2.24%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	3,215,000	3,215,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	11,725,000	11,725,000
Series 1998 A2, 2.2%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Central York School District 2.23% (FSA Insured), VRDN (a)	3,810,000	3,810,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.25%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000,000	9,000,000
Chester County Inter Unit 2.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,500,000	1,500,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 2.55%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	100,000	100,000
Daniel Boone Area School District 2.13% (FSA Insured), VRDN (a)	9,300,000	9,300,000
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.05% (FSA Insured), VRDN (a)	3,945,000	3,945,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (PECO Energy Co. Proj.) Series 1999 A, 1.45%, LOC Wachovia Bank NA, VRDN (a)	9,100,000	9,100,000
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 2.06%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 2.24% (Liquidity Facility Citibank NA) (a)(d)	$ 3,430,000	$ 3,430,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 2.26%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,475,000	4,475,000
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2006, 2.23% (FSA Insured), VRDN (a)	7,000,000	7,000,000
Harrisburg Auth. Wtr. Rev. Series 2002 B, 2.26% (FSA Insured), VRDN (a)	5,500,000	5,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 1.38%, LOC BNP Paribas SA, VRDN (a)(b)	7,600,000	7,600,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 4.15% (MBIA Insured), VRDN (a)	1,210,000	1,210,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.26%, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,000,000	7,000,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 2.2%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
Luzerne County Series A, 2.2% (FSA Insured), VRDN (a)	500,000	500,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 2.36%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Series C, 2.36%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 3.2% tender 4/3/08, LOC BNP Paribas SA, CP mode	9,100,000	9,100,000
Montgomery County Indl. Dev. Auth. Rev. Participating VRDN Series LB 08 F05W, 2.4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	12,575,000	12,575,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 2.1%, LOC Fannie Mae, VRDN (a)	5,470,000	5,470,000
(Forge Gate Apts. Proj.) Series 2001 A, 2.15%, LOC Fannie Mae, VRDN (a)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 2.1%, LOC Fannie Mae, VRDN (a)	5,900,000	5,900,000
Northampton County Gen. Purp. College Rev. RAN 3.35% 12/1/08	6,300,000	6,300,000
Northampton County Indl. Dev. Auth. Rev. (Binney & Smith, Inc. Proj.) Series 1997 A, 2.2%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 2.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 2,922,000	$ 2,922,000
Norwin School District Participating VRDN Series Merlots 08 D25, 2.25% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,100,000	5,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (a)(b)	6,900,000	6,900,000
(Amtrak Proj.) Series B, 2.28%, LOC JPMorgan Chase Bank, VRDN (a)(b)	22,910,000	22,909,998
(FirstEnergy Corp. Proj.) Series A, 2.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	13,000,000	13,000,000
(Shippingport Proj.) Series A, 2.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,100,000	6,100,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 3.15% 4/4/08, CP	7,000,000	7,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 2.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	6,000,000	6,000,000
(Solar Innovations, Inc. Proj.) 2.31%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	7,000,000	7,000,000
(Westrum Hanover, LP Proj.) 2.3%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	7,350,000	7,350,000
(Westrum Harleysville II, LP Proj.) 2.3%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	11,535,000	11,535,000
Series 1999 C4, 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Series 2002 B6, 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D2, 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,600,000	1,600,000
Series 2004 D6, 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,300,000	2,300,000
Series B5, 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	5,400,000	5,400,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 2.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,700,000	3,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.1%, VRDN (a)(b)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.555%, VRDN (a)(b)	1,600,000	1,600,000
Series B, 2.58% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.:
Bonds:
First Series, 5.25% 2/1/09	$ 7,600,000	$ 7,845,168
Second Series:
5% 7/1/08	4,350,000	4,384,931
5.25% 10/15/08	2,300,000	2,323,577
5.25% 1/1/09	1,320,000	1,349,230
Participating VRDN:
Series BBT 08 1, 2.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,000,000	5,000,000
Series Floaters 2223, 2.16% (Liquidity Facility Morgan Stanley) (a)(d)	5,400,000	5,400,000
Series ROC II R 11056, 2.24% (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 2.13% (FSA Insured), VRDN (a)(b)	11,800,000	11,800,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds:
(Trustees of the Univ. of Pennsylvania Proj.) 5.5% 7/15/38 (Pre-Refunded to 7/15/08 @ 100) (c)	1,175,000	1,181,217
(Univ. of Pennsylvania Proj.) 5.5% 7/15/38 (Pre-Refunded to 7/15/08 @ 100) (c)	9,760,000	9,874,360
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.41% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,590,000	8,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Point Park College Proj.) 3.38%, tender 1/1/09, LOC PNC Bank NA, Pittsburgh (a)	1,000,000	1,000,000
Series Z, 5% 6/15/08 (MBIA Insured)	3,915,000	3,928,236
(Philadelphia Univ. Proj.) Series 2004 B, 2.1%, LOC Wachovia Bank NA, VRDN (a)	3,710,000	3,710,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.21%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,900,000	8,900,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 2.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	2,500,000	2,500,000
Series LB 06 P35, 2.48% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,715,000	1,715,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
Series 2003, 2.783%, tender 4/3/08 (a)(b)	7,654,000	7,654,000
Series 2008 101A, 2.35%, tender 3/1/09 (a)(b)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Bonds:
Series 2008 101B, 2.15%, tender 3/1/09 (a)	$ 3,260,000	$ 3,260,000
Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York) (a)(b)(d)(e)	7,055,000	7,055,000
Participating VRDN:
Series Merlots 06 B15, 2.3% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	4,215,000	4,215,000
Series MS 06 2158, 2.33% (Liquidity Facility Morgan Stanley) (a)(b)(d)	1,500,000	1,500,000
Series MS 08 2351, 2.33% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,370,000	2,370,000
Series MS 08 2380, 2.33% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,600,000	2,600,000
Series Putters 1213 B, 2.39% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	3,215,000	3,215,000
Series Putters 152, 2.39% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,440,000	5,440,000
Series ROC II R 10209, 2.32% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	4,590,000	4,590,000
Series UBS 07 1041Z, 2.32% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	7,000,000	7,000,000
Series 2004 82B, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	18,685,000	18,685,000
Series 2004 82C, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	1,500,000	1,500,000
Series 2006 93B, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	4,325,000	4,325,000
Series 2007 100C, 2.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	11,900,000	11,900,000
Pennsylvania Indl. Dev. Auth. Rev. Bonds 6% 7/1/08 (AMBAC Insured)	3,000,000	3,016,320
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series DCL 08 016, 2.26% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,400,000	5,400,000
Series EGL 06 161, 2.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	5,300,000	5,300,000
Pennsylvania Tpk. Commission Registration Fee Rev. Series C, 2.12% (FSA Insured), VRDN (a)	9,825,000	9,825,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2002 A1, 2.05% (Liquidity Facility WestLB AG), VRDN (a)	16,700,000	16,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2002 A2, 2.05% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 1,000,000	$ 1,000,000
Series 2002 A3, 2.05% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,100,000	1,100,000
Series 2006 B, 3.4% (AMBAC Insured), VRDN (a)	7,000,000	7,000,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series DB 495, 2.3% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	2,865,000	2,865,000
Series DB 558, 2.3% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	1,255,000	1,255,000
Series MS 06 2157, 2.24% (Liquidity Facility Morgan Stanley) (a)(b)(d)	4,000,000	4,000,000
Series Putters 2260Z, 2.39% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	2,800,000	2,800,000
Series 2005 C, 2.3% (MBIA Insured), VRDN (a)(b)	17,200,000	17,200,000
Philadelphia Gas Works Rev.:
Bonds:
First Series B, 5% 7/1/28 (Pre-Refunded to 7/1/08 @ 100) (c)	5,500,000	5,516,714
Series A, 5.5% 7/1/08 (FSA Insured)	1,235,000	1,240,526
Sixth Series, 2.07% (FSA Insured), VRDN (a)	18,600,000	18,600,000
Philadelphia Gen. Oblig.:
Bonds 5% 8/1/08 (CIFG North America Insured)	2,585,000	2,598,083
Series 2007 B, 2.25% (FSA Insured), VRDN (a)	19,100,000	19,100,000
TRAN Series A, 4.5% 6/30/08	6,300,000	6,312,471
Philadelphia Muni. Auth. Rev. Bonds Series A, 5% 5/15/08 (FSA Insured)	5,000,000	5,007,653
Philadelphia School District:
Participating VRDN Series DBE 554, 2.27% (Liquidity Facility Deutsche Bank AG) (a)(d)	1,500,000	1,500,000
TRAN Series A, 4.5% 6/27/08, LOC Bank of America NA	9,000,000	9,016,143
Philadelphia Wtr. & Wastewtr. Rev.:
Participating VRDN Series EGL 7050050 Class A, 2.3% (Liquidity Facility Citibank NA) (a)(d)	2,300,000	2,300,000
2.05% (FSA Insured), VRDN (a)	3,730,000	3,730,000
Pittsburgh School District Bonds 5% 3/1/09 (FSA Insured)	1,400,000	1,437,948
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.3%, VRDN (a)	7,200,000	7,200,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 5.25% (MBIA Insured), VRDN (a)	13,100,000	13,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 2.21%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 3,615,000	$ 3,615,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	5,900,000	5,902,253
Univ. of Pittsburgh (Higher Ed. Univ. Cap. Proj.):
Series 2005 A, 2.08% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	8,400,000	8,400,000
Series B, 2.08% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	5,000,000	5,000,000
Upper St. Clair Township Gen. Oblig. Series 2008, 2.25% (FSA Insured), VRDN (a)	6,460,000	6,460,000
Wilkes Barre Gen. Oblig. Series 2004 B, 2.14%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
		766,384,338
Puerto Rico - 0.9%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	7,000,000	7,019,116
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $776,842,454)		776,842,454
NET OTHER ASSETS - 3.7%		29,737,640
NET ASSETS - 100%		$ 806,580,094
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,055,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York)	6/12/07 - 9/12/07	$ 7,055,000
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 776,842,454	$ -	$ 776,842,454	$ -
Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $776,842,454.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008